Stockholders' equity / Capital stock - Summary of Capital Stock (Details) - MXN ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Disclosure of classes of share capital [line items]
Number of shares	112,200,752	84,150,261
Capital Stock	$ 8,283,347	$ 471,282	$ 471,282
Previously Stated
Disclosure of classes of share capital [line items]
Number of shares		28,050,087	28,050,087	28,050,087
Capital Stock		$ 471,282	$ 471,282	$ 471,282